Summary of Significant Accounting Policies - Schedule of Revenue From Customers, Net (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disaggregation Of Revenue [Line Items]
Revenue from customers		₨ 15,236	$ 208.3	₨ 12,958	₨ 9,926
Sale of Power [Member]
Disaggregation Of Revenue [Line Items]
Revenue from customers	[1]	15,133	206.9	₨ 12,958	₨ 9,926
Others [Member]
Disaggregation Of Revenue [Line Items]
Revenue from customers	[2]	₨ 103	$ 1.4

[1]

Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, which was recognised for the first time during the year ended March 31, 2021 amounting to INR 381 million (US$ 5.2 million).

[2]	Others includes revenue from the sale of carbon credits recognized at the time of transfer of credits to customers.